As filed with the Securities and Exchange Commission on January 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Internet - Commerce - 22.2%
68,100	Bottomline Technologies, Inc. *	$1,289,133
24,000	Ctrip.com International Ltd. - ADR *^	1,051,680
32,121	Digital River, Inc. *	1,182,695
30,000	eBay Inc. *(a)	873,900
62,000	Expedia, Inc.	1,632,460
6,000	Netflix, Inc. *	1,235,400
10,000	New Oriental Education & Technology Group, Inc. - ADR *^(a)	1,058,000
43,194	Shutterfly, Inc. *	1,425,402
		9,748,670
	Internet - Communications - 5.5%
600,558	Openwave Systems Inc. *	1,435,334
32,700	SuccessFactors, Inc. *	986,559
		2,421,893
	Internet - Infrastructure - 35.4%
10,500	Apple Computer, Inc. *	3,267,075
14,700	athenahealth Inc. *(a)	602,847
28,000	Broadcom Corporation - Class A	1,245,720
22,800	Cavium Networks, Inc. *(a)	838,926
73,850	Cypress Semiconductor Corp. *	1,157,229
51,250	LogMeIn, Inc. *	2,244,237
26,000	Netlogic Microsystems Inc. *	811,200
65,300	NetScout Systems, Inc. *	1,442,477
20,000	Red Hat, Inc. *	870,000
44,596	SanDisk Corporation *(a)	1,988,982
40,247	Sourcefire Inc. *	1,091,901
		15,560,594
	Internet - Media - 33.3%
16,000	Baidu.com, Inc. - ADR *^	1,683,040
89,697	Geeknet, Inc. *	1,871,084
4,000	Google Inc. *	2,222,840
736,632	Hollywood Media Corp. *	1,119,681
50,000	IAC/InterActiveCorp. *	1,408,000
8,000	Salesforce.com, Inc. *	1,113,760
22,000	SINA Corporation *^	1,408,440
60,000	Tencent Holdings Limited (HK)	1,328,901
180,039	TheStreet.com	482,505
127,874	Yahoo! Inc. *	2,016,573
		14,654,824
	TOTAL COMMON STOCKS (Cost $26,105,122)	42,385,981

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited), Continued

Shares/Principal
Amount		Value
	SHORT TERM INVESTMENTS - 1.8%
	U.S. Treasury Bills - 1.8%
$ 200,000	0.04%, 12/23/2010	$199,994
200,000	0.16%, 03/31/2011	199,894
200,000	0.19%, 06/30/2011	199,777
200,000	0.22%, 08/25/2011	199,681

	TOTAL SHORT TERM INVESTMENTS (Cost $799,711)	799,346

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 0.4%
	Commercial Paper - 0.4%
731,368	Ottimo Funding LLC, 4.71%, Due 10/27/11(b)	188,637
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $731,368)	188,637

	TOTAL INVESTMENTS (Cost $27,636,201) - 98.6%	43,373,964
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	607,814
	TOTAL NET ASSETS - 100.0%	$43,981,778

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	All or portion of shares are on loan.
(b)	Illiquid security fair valued by Valuation Committee as delegated by the Jacob Funds' Board of Directors.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's net assets as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$ 9,748,670	$ -	$ -	$ 9,748,670
Internet - Communications	2,421,893	-	-	2,421,893
Internet - Infrastructure	15,560,594	-	-	15,560,594
Internet - Media	14,654,824	-	-	14,654,824
Total Common Stock	42,385,981	-	-	42,385,981

Short Term Investments
U.S. Treasury Bills	-	799,346	-	799,346
Total Short Term Investments	-	799,346		799,346

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	-	188,637	188,637
Total Investments Purchased With Cash Proceeds From Securities Lending	-	-	188,637	188,637

Total Investments in Securities	$ 42,385,981	$ 799,346	$ 188,637	$ 43,373,964

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2010	$ 193,118
Accrued discounts/premiums	-
Realized gain (loss)	(694)
Change in unrealized appreciation (depreciation)	3,387
Net purchases (sales)	(7,174)
Transfers in and/or out of Level 3 *	-
Balance as of November 30, 2010	$ 188,637

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Jacob Small Cap Growth Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.0%
	Accommodation & Food Services - 3.0%
3,500	Home Inns & Hotels Management, Inc - ADR*^	$166,635
	Alternative Energy - 6.2%
3,000	American Superconductor Corporation*	99,840
10,000	EnerNOC, Inc.*	245,300
		345,140
	Health Care Services & Supplies - 9.2%
8,000	Bio-Reference Laboratories, Inc.*	167,760
18,000	Delcath Systems Inc. *	181,080
5,000	IPC The Hospitalist Co*	162,100
		510,940
	Internet Services - 14.6%
4,100	Digital River, Inc.*	150,962
6,750	LogMeIn, Inc.*	295,582
5,200	Shutterfly, Inc.*	171,600
3,000	SINA Corporation*^	192,060
		810,204
	Oil & Gas - Exploration & Production - 9.1%
11,000	Brigham Exploration Company *	276,650
10,000	Northern Oil and Gas, Inc.*	228,500
		505,150
	Pharmaceuticals - 18.7%
40,000	Achillion Pharmaceuticals Inc.*	114,400
50,000	AEterna Zentaris Inc. *^	72,000
45,000	Amarin Corporation PLC - ADR *^	262,350
64,200	Inhibitex Inc.*	188,106
18,000	Keryx Biopharmaceuticals, Inc.*	98,280
10,000	MAP Pharmaceuticals Inc.*	143,700
20,000	Rigel Pharmaceuticals, Inc.*	159,600
		1,038,436
	Retail & Restaurants - 3.1%
3,750	Steven Madden, Ltd.*	169,688

	Semiconductors - 13.6%
4,200	Cavium Networks, Inc.*	154,539
9,200	Cypress Semiconductor Corporation*	144,164
5,000	Netlogic Microsystems Inc.*	156,000
25,000	TriQuint Semiconductor, Inc.*	297,750
		752,453
	Software - 13.5%
1,900	athenahealth Inc.*	77,919
9,000	Bottomline Technologies, Inc.*	170,370
8,700	Netscout Systems, Inc.*	192,183
6,600	Sourcefire Inc.*	179,058
4,200	SuccessFactors, Inc.*	126,714
		746,244
	TOTAL COMMON STOCKS (Cost $3,590,366)	5,044,890

JACOB SMALL CAP GROWTH FUND
Schedule of Investments
November 30, 2010 (Unaudited), Continued

Shares/Principal
Amount		Value
	Warrants - 0.0%
2,030	GreenHunter Energy, Inc.*(a)	$203
	Total Warrants (Cost $0)	203

	SHORT TERM INVESTMENTS - 3.6%
	U.S. Treasury Bills - 3.6%
$ 50,000	0.04%, 12/23/2010	49,999
50,000	0.16%, 03/31/2011	49,973
50,000	0.19%, 06/30/2011	49,944
50,000	0.22%, 08/25/2011	49,920

	TOTAL SHORT TERM INVESTMENTS (Cost $199,928)	199,836

	TOTAL INVESMENTS (Cost $3,790,294) - 94.6%	5,244,929
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%	299,632
	TOTAL NET ASSETS - 100.0%	$5,544,561

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Illiquid security - acquired through private placement.
ADR	American Depositary Receipt.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's net assets as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Accommodation & Food Service	$ 166,635	-	-	166,635
Alternative Energy	345,140	-	-	345,140
Health Care Services and Supplies	510,940	-	-	510,940
Internet Services	810,204	-	-	810,204
Oil & Gas-Exploration & Production	505,150	-	-	505,150
Pharmaceuticals	1,038,436	-	-	1,038,436
Retail & Restaurants	169,688	-	-	169,688
Semiconductors	752,453	-	-	752,453
Software	746,244	-	-	746,244
Total Common Stock	5,044,890	-	-	5,044,890

Short Term Investments
U.S. Treasury Bills	-	199,836	-	199,836
Total Short Term Investments	-	199,836		199,836

Warrants	-	203	-	203

Total Investments in Securities	$ 5,044,890	$ 200,039	$ -	$ 5,244,929

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Air Freight & Logistics - 3.7
6,000	United Parcel Service, Inc. (UPS) - Class B	$420,780
	Beverages - 12.9%
5,000	Anheuser-Busch InBev NV - ADR^	274,700
10,500	The Coca-Cola Company	663,285
3,000	Diageo plc - ADR^	214,980
5,000	PepsiCo, Inc.	323,150
		1,476,115
	Commercial Banks - 2.8%
20,000	Banco Latinoamericano de Comercio Exterior SA^	324,800
	Commercial Services & Supplies - 4.2%
2,400	The Sherwin-Williams Company	178,008
10,000	Verisk Analytics, Inc. - Class A*	302,700
		480,708
	Consumer Finance - 8.4%
6,000	American Express Company	259,320
12,000	Lender Processing Services, Inc.	369,240
4,500	Visa Inc. - Class A	332,325
		960,885
	Education - 3.1%
3,300	New Oriental Education & Technology Group, Inc. - ADR*^	349,140
	Food & Staples Retailing - 2.1%
3,500	Costco Wholesale Corporation	236,635
	Food Products - 5.2%
6,000	Mead Johnson Nutrition Company	357,420
8,400	Unilever NV - NY Shares ^	238,392
		595,812
	Health Care Equipment & Supplies - 5.8%
3,000	Becton Dickinson & Company	233,790
3,600	C. R. Bard, Inc.	305,460
2,000	Johnson & Johnson	123,100
		662,350
	Health Care Providers & Services - 0.0%
4	Five Star Quality Care, Inc. *	24
	Hotels, Restaurants & Leisure - 2.4%
3,500	McDonald's Corporation	274,050
	Household Products - 4.8%
9,000	The Procter & Gamble Company	549,630
	Insurance - 6.6%
2	Berkshire Hathaway Inc. - Class A*	240,400
6,000	The Chubb Corporation	342,060
3,000	Torchmark Corporation	172,410
		754,870
	Machinery - 0.9%
2,063	WABCO Holdings Inc.*	102,531

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited), Continued

Shares/Principal
Amount		Value
	Oil, Gas & Consumable Fuels - 6.6%
4,500	Exxon Mobil Corporation	$313,020
12,000	Southwestern Energy Company*	434,400
		747,420
	Pharmaceuticals - 3.4%
3,000	GlaxoSmithKline plc - ADR^	114,840
9,000	Sanofi-Aventis - ADR^	274,680
		389,520
	Real Estate Investment Trusts (REITs) - 13.8%
22,800	Annaly Capital Management Inc.	414,732
90,000	Anworth Mortgage Asset Corporation	624,600
15,000	Cypress Sharpridge Investments, Inc	204,750
40,000	MFA Financial, Inc.	326,000
		1,570,082
	Software - 1.5%
5,000	MSCI Inc. - Class A*	170,300
	Specialty Retail - 1.9%
4,000	Wal-Mart Stores, Inc.	216,360
	Textiles, Apparel & Luxury Goods - 3.2%
4,200	Nike, Inc. - Class B	361,746
	Transportation - 4.0%
3,000	C.H. Robinson Worldwide, Inc.	221,130
4,500	Expeditors International of Washington, Inc.	238,050
		459,180
	TOTAL COMMON STOCKS (Cost $9,920,100)	11,102,938

	SHORT TERM INVESTMENTS - 0.5%
	U.S. Treasury Bills - 0.5%
$ 15,000	0.04%, 12/23/2010	15,000
15,000	0.16%, 03/31/2011	14,992
15,000	0.19%, 06/30/2011	14,983
15,000	0.22%, 08/25/2011	14,976
		59,951
	TOTAL SHORT TERM INVESTMENTS (Cost $59,978)
	TOTAL INVESTMENTS (Cost $9,980,078) - 97.8%	11,162,889
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	247,697
	TOTAL NET ASSETS - 100.0%	$11,410,586

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depository Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$ 420,780	$ -	$ -	$ 420,780
Beverages	1,476,115	-	-	1,476,115
Commercial Banks	324,800	-	-	324,800
Commercial Services & Supplies	480,708	-	-	480,708
Consumer Finance	960,885	-	-	960,885
Education	349,140	-	-	349,140
Food & Staples Retailing	236,635	-	-	236,635
Food Products	595,812	-	-	595,812
Health Care Equipment & Supplies	662,350			662,350
Health Care Providers & Services	24	-	-	24
Hotels, Restaurants & Leisure	274,050	-	-	274,050
Household Products	549,630	-	-	549,630
Insurance	754,870	-	-	754,870
Machinery	102,531	-	-	102,531
Oil, Gas & Consumable Fuels	747,420	-	-	747,420
Pharmaceuticals	389,520	-	-	389,520
Real Estate Investment Trusts	1,570,082	-	-	1,570,082
Software	170,300	-	-	170,300
Specialty Retail	216,360	-	-	216,360
Textiles, Apparel & Luxury Goods	361,746	-	-	361,746
Transportation	459,180	-	-	459,180
Total Common Stock	11,102,938	-	-	11,102,938

Short Term Investments
U.S. Treasury Bills	-	59,951	-	59,951
Total Short Term Investments	-	59,951		59,951

Total Investments in Securities	$ 11,102,938	$ 59,951	$ -	$ 11,162,889

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments                                                                $ 27,636,201
Gross unrealized appreciation                                                  19,497,317
Gross unrealized depreciation                                                  (3,759,554)
Net unrealized appreciation                                                   $ 15,737,763

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments                                                                $  3,790,294
Gross unrealized appreciation                                                    1,516,950
Gross unrealized depreciation                                                       (62,315)
Net unrealized appreciation                                                   $  1,454,635

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments                                                                $  9,980,078
Gross unrealized appreciation                                                   1,476,581
Gross unrealized depreciation                                                    (293,770)
Net unrealized appreciation                                                  $  1,182,811

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued and are effective for fiscal years beginning after November 15, 2008.  These standards are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  These standards do not have any impact on the Funds’ financial statement disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date   January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date   January 24, 2011

By (Signature and Title) /s/ Francis Alexander
                                                 Francis Alexander, Treasurer

Date      January 25, 2011